UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2016

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

Semi-Annual Report to Shareholders

As of April 30, 2016

(Unaudited)

The total net of fees return of the LSV Global Value Fund, the benchmark MSCI AC World Index and the MSCI AC World Value Index for the trailing periods ended April 30, 2016 were as follows:

	6 Months Ended 4/30/16	1 Year Ended 4/30/16*	Since Inception*
LSV Global Value Fund, Institutional Class Shares	(2.96)%	(9.05)%	(2.85)%
Benchmark:
MSCI AC World Index	(0.94)	(5.66)	(1.19)
Broad Market:
MSCI AC World Value Index	(0.23)	(6.98)	(3.76)

* As of 4/30/16; periods longer than one year are annualized; inception date is 6/26/14; net of fees.

Fund Performance as of 3/31/16: (7.99)% (1 Year) and (3.52)% (Since Inception). The gross expense ratio is 0.93%. The net expense ratio is 0.85%. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2017. In the absence of such fee waivers, total return would be reduced.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

Global stocks as represented by the MSCI AC World Index were down 0.94% during the trailing 6-month period. Value stocks performed better as the MSCI AC World Value Index was down 0.23%. It was a wild ride as the MSCI AC World Index was down more than 11% during the first six weeks of 2016 as sluggish economic news and lower corporate earnings guidance pushed share prices down. Then in mid-February, the market had an abrupt turn the other way and gained back all of its prior losses by the end of April. There did not seem to be any major catalyst for the change in sentiment other than policy makers indicating that additional rate hikes would be less likely going forward and that seemed to fuel a ‘risk on’ attitude as share prices recovered quickly on a global basis.

Despite value stocks performing better in the broad market indices, the deep value positioning of the portfolio detracted from performance. Within value stocks, ‘relative value’ stocks performed better than the cheaper, deep value stocks LSV prefers. LSV’s smaller cap bias was a positive contributor to relative performance. Portfolio holdings in the Industrials, Materials, Financials and Energy sectors did not keep up with benchmark stocks in those sectors and as a result overall stock selection did not contribute positively to relative performance. Within countries, holdings in the U.S. struggled on a relative basis. Overweight exposure to Seagate Technology, Jet Blue Airways and Marathon Petroleum all detracted.

The Fund’s valuations trade at a significant discount to the benchmark. The portfolio is trading at 10.9x forward earnings compared to 16.2x for the benchmark, 1.4x book value compared to 2.0x for the benchmark and 6.9x cash flow compared to 11.4x for the MSCI AC World Index.

Sector weightings are a result of our bottom-up stock selection process subject to minimum and maximum exposures to sectors and industries. At April 30, 2016, the Fund’s biggest overweights are to the non-REIT Financials sector while the largest underweights are to Consumer Staples and REITs. At the industry level, the portfolio was overweight Insurance and Electronic Equipment Instrument while underweight Internet Software Services and Beverages.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal.

The MSCI AC World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.

The MSCI AC World Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed Markets countries.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2016	(Unaudited)

Sector Weightings†:

† Percentages are based on total investments.

Schedule of Investments LSV Global Value Fund	Shares	Value (000)

Common Stock (49.9%)
United States (49.9%)
Aerospace & Defense (1.1%)
Huntington Ingalls Industries	100	$14
Moog, Cl A*	200	10
Triumph Group	200	7

		31

Agricultural Products (0.4%)
Ingredion	100	11

Air Freight & Logistics (0.6%)
FedEx	100	16

Aircraft (1.2%)
Delta Air Lines	400	16
JetBlue Airways*	900	18

		34

Apparel Retail (0.3%)
Gap	400	9

Asset Management & Custody Banks (0.4%)
Ameriprise Financial	100	10

Automotive (2.2%)
Ford Motor	1,300	18
General Motors	400	13
Goodyear Tire & Rubber	600	17
Lear	100	11

		59

Automotive Retail (0.5%)
Group 1 Automotive	200	13

Banks (3.0%)
CIT Group	300	10
International Bancshares	600	16
JPMorgan Chase	200	13

	Shares	Value (000)

Banks (continued)
PNC Financial Services Group	150	$13
Regions Financial	2,100	20
Wells Fargo	200	10

		82

Biotechnology (2.1%)
Amgen	120	19
Baxalta	240	10
Gilead Sciences	200	18
United Therapeutics*	100	10

		57

Broadcasting, Newspapers & Advertising (0.3%)
TEGNA	400	9

Chemicals (1.3%)
Celanese, Cl A	200	14
Eastman Chemical	200	15
Huntsman	400	7

		36

Computers & Services (2.6%)
EMC	500	13
Hewlett Packard Enterprise	600	10
HP	600	7
NetApp	400	10
Oracle	300	12
Symantec	800	13
Western Digital	160	7

		72

Construction & Engineering (0.4%)
Fluor	200	11

Electrical Services (2.4%)
American Electric Power	400	26
FirstEnergy	500	16
Public Service Enterprise Group	500	23

		65

Fertilizers & Agricultural Chemicals (0.3%)
CF Industries Holdings	250	8

Financial Services (2.5%)
Capital One Financial	230	17
Citigroup	500	23
Discover Financial Services	500	28

		68

Food, Beverage & Tobacco (0.3%)
Supervalu*	1,500	8

General Merchandise Stores (0.6%)
Target	200	16

Health Care Facilities (0.9%)
HCA Holdings*	300	24

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2016	(Unaudited)

LSV Global Value Fund	Shares	Value (000)

Health Care Services (0.8%)
Quest Diagnostics	300	$23

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	70	12

Insurance (3.8%)
Aflac	160	11
Allstate	200	13
American Financial Group	150	10
Anthem	100	14
Hartford Financial Services Group	400	18
Lincoln National	300	13
Prudential Financial	160	13
Travelers	100	11

		103

IT Consulting & Other Services (1.2%)
International Business Machines	140	20
Teradata*	500	13

		33

Machinery (2.4%)
Cummins	130	15
Deere	100	8
Johnson Controls	600	25
Meritor*	900	8
Trinity Industries	500	10

		66

Motorcycle Manufacturers (0.4%)
Harley-Davidson	200	10

Multimedia (0.4%)
Viacom, Cl B	300	12

Office Electronics (0.8%)
Xerox	2,300	22

Oil & Gas Storage & Transportation (0.4%)
DHT Holdings	1,800	10

Paper & Paper Products (0.3%)
Domtar	200	8

Paper Packaging (0.1%)
WestRock	37	2

Petroleum & Fuel Products (3.8%)
Chevron	130	13
ConocoPhillips	100	5
Exxon Mobil	200	18
Lukoil PJSC ADR	270	11
Marathon Oil	200	3
Marathon Petroleum	400	16
PBF Energy, Cl A	200	6
Phillips 66	160	13
Valero Energy	300	18

		103

	Shares	Value (000)

Pharmaceuticals (4.2%)
AbbVie	200	$12
Johnson & Johnson	430	48
Merck	500	28
Pfizer	800	26

		114

Printing & Publishing (0.1%)
Gannett	150	3

Retail (1.5%)
Brinker International	200	9
Dillard’s, Cl A	100	7
Kohl’s	200	9
Kroger	300	11
Macy’s	160	6

		42

Semi-Conductors/Instruments (0.9%)
Intel	800	24

Technology Distributors (0.9%)
Arrow Electronics*	200	13
Avnet	300	12

		25

Telephones & Telecommunications (3.6%)
AT&T	321	12
Brocade Communications Systems	1,100	11
Cisco Systems	800	22
Corning	700	13
QUALCOMM	300	15
Verizon Communications	500	26

		99

Thrifts & Mortgage Finance (0.5%)
Radian Group	1,100	14

Total Common Stock
(Cost $1,412)		1,364

Foreign Common Stock (47.2%)
Australia (1.5%)
Asaleo Care	7,900	12
Beach Energy	6,200	4
Harvey Norman Holdings	5,000	17
McMillan Shakespeare	1,000	9

		42

Austria (0.4%)
Voestalpine	300	11

Belgium (0.6%)
Delhaize Group	150	16

Bermuda (1.2%)
Everest Re Group	100	18

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2016	(Unaudited)

LSV Global Value Fund	Shares	Value (000)

Bermuda (continued)
Validus Holdings	300	$14

		32

Brazil (0.1%)
Magazine Luiza*	300	3

Canada (2.4%)
Air Canada, Cl B*	1,200	9
Canadian Imperial Bank of Commerce	130	11
Industrial Alliance Insurance & Financial Services	400	13
Magna International	200	8
National Bank of Canada	300	11
Rogers Communications, Cl B	200	8
Shaw Communications, Cl B	400	7

		67

Cayman Islands (0.5%)
Fresh Del Monte Produce	300	13

China (2.5%)
Belle International Holdings	15,000	9
China CITIC Bank, Cl H	18,000	11
China Resources Power Holdings	4,000	7
Great Wall Motor, Cl H	9,000	7
Shanghai Pharmaceuticals Holding, Cl H	4,000	9
Skyworth Digital Holdings	22,000	14
Truly International Holdings	30,000	12

		69

Finland (0.4%)
Neste	300	10

France (3.5%)
Alten	200	12
AXA	400	10
BNP Paribas	140	7
Electricite de France	600	9
Renault	100	10
Saft Groupe	400	12
Sanofi	300	25
Total	200	10

		95

Germany (3.8%)
Allianz	60	10
BASF	100	8
Daimler	140	10
Deutsche Bank*	700	13
Leoni	300	11
Muenchener Rueckversicherungs	50	9
Siemens	200	21
Stada Arzneimittel	300	13

	Shares	Value (000)

Germany (continued)
Volkswagen	50	$8

		103

Hong Kong (1.7%)
Shenzhen International Holdings	2,000	3
SmarTone Telecommunications Holdings	6,500	11
Texwinca Holdings	14,000	14
Tongda Group Holdings	70,000	14
Universal Health International Group Holding*	40,000	4

		46

Indonesia (0.6%)
Bank Negara Indonesia Persero	27,700	10
Perusahaan Perkebunan London Sumatra Indonesia	62,100	7

		17

Ireland (0.8%)
Seagate Technology	400	9
Smurfit Kappa Group	500	13

		22

Israel (0.9%)
Bank Hapoalim	1,700	9
Teva Pharmaceutical Industries	300	16

		25

Italy (0.6%)
Astaldi	900	5
Mediobanca	1,600	13

		18

Japan (8.1%)
Aozora Bank	2,000	7
Fuji Oil	700	13
Fujitec	1,300	13
Heiwado	500	10
Isuzu Motors	1,500	17
Konoike Transport	800	9
Lintec	500	10
Nippon Telegraph & Telephone	500	23
Nitto Kogyo	500	8
Resona Holdings	3,100	11
Ricoh	1,000	10
Senshu Ikeda Holdings	2,400	9
Shindengen Electric Manufacturing	2,000	7
SKY Perfect JSAT Holdings	1,500	8
Sumitomo*	700	8
Towa Pharmaceutical	300	14
Tsubakimoto Chain	3,000	20
Tsumura	400	10

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2016	(Unaudited)

LSV Global Value Fund	Shares	Value (000)

Japan (continued)
Valor	600	$15

		222

Mexico (0.2%)
OHL Mexico*	3,300	5

Netherlands (1.5%)
Aegon	1,300	7
LyondellBasell Industries, Cl A	250	21
Royal Dutch Shell, Cl B	500	13

		41

New Zealand (0.2%)
SKY Network Television	1,700	6

Norway (1.0%)
DNB	1,100	14
Marine Harvest	800	13

		27

Singapore (1.0%)
DBS Group Holdings	1,000	11
Flextronics International*	1,300	16

		27

South Africa (0.6%)
Barclays Africa Group	800	8
Vodacom Group	800	9

		17

South Korea (1.5%)
Samsung Electronics	20	22
SK Telecom	100	18

		40

Spain (0.3%)
Distribuidora Internacional de Alimentacion*	300	2
Mapfre	2,600	6

		8

Sweden (0.3%)
Nordea Bank	900	9

Switzerland (2.0%)
Credit Suisse Group	900	14
Swiss Life Holding	40	10
Swiss Re	200	18
Zurich Insurance Group	60	13

		55

Taiwan (1.5%)
AU Optronics	20,000	6
Compeq Manufacturing	16,000	9
Micro-Star International	8,000	13
Pegatron	6,000	12

		40

	Shares/ Face Amount (000)	Value (000)

Thailand (0.4%)
Krung Thai Bank	21,700	$11

Turkey (0.7%)
Eregli Demir ve Celik Fabrikalari	6,500	11
TAV Havalimanlari Holding	1,600	9

		20

United Kingdom (6.4%)
3i Group	1,700	12
Acacia Mining	1,400	7
AstraZeneca	130	7
BAE Systems	2,300	16
Bellway	400	14
BP	1,800	10
Centrica	2,800	10
Ensco, Cl A	300	4
Imperial Brands	200	11
J Sainsbury	3,400	14
Lloyds Banking Group	8,000	8
Meggitt	4,000	24
Noble	800	9
Old Mutual	3,000	8
Paragon Offshore*	133	—
RPS Group	3,800	10
Smiths Group	700	11

		175

Total Foreign Common Stock
(Cost $1,465)		1,292

Preferred Stock (0.4%)
Brazil (0.4%)
Itausa — Investimentos Itau	4,510	11

Total Preferred Stock
(Cost $16)		11

Repurchase Agreement (0.8%)
Morgan Stanley
0.250%, dated 04/29/16, to be repurchased on 05/02/16, repurchase price $23 (collateralized by various US Treasury Notes, par values ranging from $1 — $11, 2.125% — 2.750%, 12/31/22 — 05/15/24; with total market value of $23)	$22	22

Total Repurchase Agreement
(Cost $22)		22

Total Investments — 98.3%
(Cost $2,915)		$2,689

Percentages are based on Net Assets of $2,736 (000).

*	Non-income producing security.
ADR	American Depositary Receipt
Cl	Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2016	(Unaudited)

The following is a list of the level of inputs used as of April 30, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock	$1,364	$—	$—	$1,364
Foreign Common Stock
Australia	42	—	—	42
Austria	11	—	—	11
Belgium	16	—	—	16
Bermuda	32	—	—	32
Brazil	3	—	—	3
Canada	67	—	—	67
Cayman Islands	13	—	—	13
China	69	—	—	69
Finland	10	—	—	10
France	95	—	—	95
Germany	103	—	—	103
Hong Kong	46	—	—	46
Indonesia	17	—	—	17
Ireland	22	—	—	22
Israel	—	25	—	25
Italy	18	—	—	18
Japan	—	222	—	222
Mexico	5	—	—	5
Netherlands	41	—	—	41
New Zealand	6	—	—	6
Norway	27	—	—	27
Singapore	27	—	—	27
South Africa	17	—	—	17
South Korea	40	—	—	40
Spain	8	—	—	8
Sweden	9	—	—	9
Switzerland	55	—	—	55
Taiwan	40	—	—	40
Thailand	11	—	—	11
Turkey	20	—	—	20
United Kingdom	175	—	—	175
Total Foreign Common Stock	1,045	247	—	1,292
Preferred Stock	11	—	—	11
Repurchase Agreement	—	22	—	22
Total Investments in Securities	$2,420	$269	$—	$2,689

‡ Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of April 30, 2016, securities with a total value $247 (000) were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2 assets for the six months ended April 30, 2016. All other transfers were considered to have occurred as of the end of the period.

For the six months ended April 30, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) April 30, 2016	(Unaudited)

	LSV Global Value Fund
Assets:
Investments, at Value (Cost $2,915)	$2,689
Foreign Currency, at Value (Cost $22)	22
Receivable due from Investment Adviser	9
Dividend Receivable	7
Reclaim Receivable	1
Prepaid Expenses	22
Total Assets	2,750
Liabilities:
Payable for Investment Securities Purchased	1
Payable due to Administrator	—
Payable due to Trustees	—
Payable due to Distributor	—
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	13
Total Liabilities	14
Net Assets	$2,736
Net Assets Consist of:
Paid-in Capital	$2,937
Undistributed Net Investment Income	19
Accumulated Net Realized Gain on Investments	6
Net Unrealized Depreciation on Investments and Foreign Currency Translation	(226)
Net Assets	$2,736

Net Asset Value, Offering and Redemption Price Per Share —
Institutional Class Shares ($2,574 ÷ 280,492 shares)(1)	$9.17	*
Net Asset Value, Offering and Redemption Price Per Share —
Investor Class Shares ($162 ÷ 17,698 shares)(1)	$9.18	*

(1)	Shares have not been rounded.
*	Net Assets divided by Shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.

Amounts designated as “—” have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the six months ended April 30, 2016	(Unaudited)

LSV Global Value Fund
Investment Income:
Dividend Income	$42
Interest Income	—
Foreign Taxes Withheld	(2)
Total Investment Income	40
Expenses:
Investment Advisory Fees	10
Administration Fees	1
Trustees’ Fees	—
Chief Compliance Officer Fees	—
Distribution Fees - Investor Class	—
Transfer Agent Fees	26
Registration and Filing Fees	14
Custodian Fees	13
Printing Fees	4
Insurance and Other Fees	3
Total Expenses	71
Less: Waiver of Investment Advisory Fees	(59)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	12
Net Investment Income	28
Net Realized Gain on Investments	5
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(93)
Net Realized and Unrealized Loss on Investments	(88)
Net Decrease in Net Assets Resulting from Operations	$(60)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) For the six months ended April 30, 2016 (Unaudited) And for the year ended October 31, 2015

	LSV Global Value Fund
	11/1/2015 to 4/30/2016	11/1/2014 to 10/31/2015
Operations:
Net Investment Income	$28	$39
Net Realized Gain on Investments	5	27
Net Change in Unrealized (Depreciation) on Investments and Foreign Currency Translation	(93)	(89)
Net (Decrease) in Net Assets Resulting from Operations	(60)	(23)
Dividends and Distributions From:
Net Investment Income:
Institutional Class Shares	(41)	(10)
Investor Class Shares	(1)	(1)
Net Realized Gain:
Institutional Class Shares	(27)	(2)
Investor Class Shares	(1)	—
Total Dividends and Distributions	(70)	(13)
Capital Share Transactions:
Institutional Class Shares:
Issued	363	504
Reinvestment of Dividends and Distributions	68	12
Redeemed	(176)	—
Net Increase from Institutional Class Shares Transactions	255	516
Investor Class Shares:
Issued	88	68
Reinvestment of Dividends and Distributions	2	1
Redeemed	(93)	—
Net Increase (Decrease) from Investor Class Shares Transactions	(3)	69
Net Increase in Net Assets Derived from Capital Share Transactions	252	585
Total Increase in Net Assets	122	549
Net Assets:
Beginning of Period	2,614	2,065
End of Year or Period (including undistributed net investment income of $19 and $33, respectively)	$2,736	$2,614

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) For the six months ended April 30, 2016 (Unaudited) And for the year ended October 31, 2015

	LSV Global Value Fund
	11/1/2015 to 4/30/2016	11/1/2014 to 10/31/2015
Share Transactions:
Institutional Class Shares:
Issued	41	51
Reinvestment of Dividends and Distributions	7	1
Redeemed	(20)	—
Total Institutional Class Shares Transactions	28	52
Investor Class Shares:
Issued	11	7
Redeemed	(10)	—
Total Investor Class Shares Transactions	1	7
Net Increase in Shares Outstanding	29	59

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For the shares outstanding throughout each period For the six months ended April 30, 2016 (Unaudited) and for the year or period ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Global Value Fund
Institutional Class Shares
2016*	$9.71	$0.10	$(0.39)	$(0.29)	$(0.15)	$(0.10)	$(0.25)	$9.17	(2.96)%	$2,574	0.90%	5.38%	2.15%	11%
2015	9.83	0.16	(0.22)	(0.06)	(0.05)	(0.01)	(0.06)	9.71	(0.62)	2,450	0.90	7.21	1.64	14
2014**	10.00	0.03	(0.20)	(0.17)	—	—	—	9.83	(1.70)	1,967	0.90	8.17	0.99	2
Investor Class Shares
2016*	$9.68	$0.09	$(0.38)	$(0.29)	$(0.11)	$(0.10)	$(0.21)	$9.18	(2.93)%	$162	1.15%	5.63%	2.01%	11%
2015	9.83	0.16	(0.26)	(0.10)	(0.04)	(0.01)	(0.05)	9.68	(0.90)	164	1.15	7.50	1.46	14
2014**	10.00	0.03	(0.20)	(0.17)	—	—	—	9.83	(1.70)	98	1.15	8.31	0.67	2

*	For the six months ended April 30, 2016. All ratios for the period have been annualized.

**	Commenced operations on June 25, 2014. All ratios for the period have been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2016	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the LSV Global Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth. The Fund commenced operations on June 25, 2014, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value

Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities a (“Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair

Notes to Financial Statements April 30, 2016	(Unaudited)

value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and can request that a meeting of the Committee be held. As of April 30, 2016, there were twenty-one securities valued in accordance with fair value procedures. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2016, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, authorities (i.e. the last open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2016, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2016, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific

Notes to Financial Statements April 30, 2016	(Unaudited)

identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal, and registration fees, were amortized over twelve-months from inception of the Fund.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services the (“Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. the (“Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2016, the Fund paid $905 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended

Notes to Financial Statements April 30, 2016	(Unaudited)

and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2016, the Fund incurred $174 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2016, the Fund earned $3 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian the (“Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.90% and 1.15% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2017.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2016, were as follows (000):

Purchases	$490
Sales	$286

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

As of October 31, 2015, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income	$51
Capital Loss Carryforward	12
Unrealized Depreciation	(134)

Total Distributable Earnings	$(71)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund has no capital loss carryforwards at October 31, 2015.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2016, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
$2,915	$172	$(398)	$(226)

8.	Other:

At April 30, 2016, 95% of total shares outstanding for the Institutional Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2016, 92% of total shares outstanding for the Investor Class Shares were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements

Notes to Financial Statements April 30, 2016	(Unaudited)

is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE:  Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/15	Ending Account Value 04/30/16	Annualized Expense Ratios	Expenses Paid During Period*
LSV Global Value Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$970.40	0.90%	$4.41
Investor Class Shares	1,000.00	970.70	1.15	5.63

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.39	0.90%	$4.52
Investor Class Shares	1,000.00	1,019.14	1.15	5.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 23, 2016 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangements with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Global Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-Fund-LSV and (ii) on the Commission’s website at http://www.sec.gov.

LSV-SA-007-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016